John Hancock Core Bond ETF Expense Example - John Hancock Core Bond ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	$ 426